                                                                                                                  May 26, 2011

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Wells Fargo Funds Trust
           Registration Statement on Form N-14
           File Number:  333-__

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Wells Fargo Funds Trust (the "Trust").  This filing relates to the acquisition of the assets of:

-- Wells Fargo Advantage Core Equity Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Opportunity Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage Classic Value Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Equity Value Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage Mid Cap Growth Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Enterprise Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage Growth Opportunities Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Discovery Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage Small Cap Growth Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Emerging Growth Fund (an “Acquiring Fund”), a series of the Trust;

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Wells Fargo Advantage Core Equity Fund, Wells Fargo Advantage Classic Value Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Growth Opportunities Fund and Wells Fargo Advantage Emerging Growth Fund (the “Target Funds”), at which shareholders of the Target Funds will be asked to vote on the proposed acquisition of their fund by the Acquiring Fund listed above.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectively requests an effective date of June 27, 2011 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.
Wells Fargo Legal Department

Enclosures

cc: Marco E. Adelphio, Esq.